Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Without Sales Load [Member] | C000017180
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%	10.92%	15.29%
Without Sales Load [Member] | C000017184
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%	13.27%	13.53%
Without Sales Load [Member] | C000017188
Average Annual Return [Line Items]
Average Annual Return, Percent	44.90%	10.86%	8.21%
Without Sales Load [Member] | C000017182
Average Annual Return [Line Items]
Average Annual Return, Percent	20.51%	6.74%	6.70%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
DWS Index: MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.48%	7.02%	9.33%